Summary of Significant Accounting Policies (Details) - Schedule of consolidated financial statements - USD ($)	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Schedule of consolidated financial statements [Abstract]
Cash and cash equivalents	$ 856,515	$ 156,485
Investment	3,974,915	4,452,884
Investment - related party	3,966,476	2,524,197
Amounts due from non-VIE subsidiaries of the Company	1,350,052	1,103,922
Other assets	31,272	357,588
Total current assets	10,179,230	8,595,075
Other assets	60,544	13,372
Total Assets	10,239,774	8,608,448
Accounts and other payable	32,156	3,912
Customer advances	270,981	234,606
Amounts due to related party	688,371	72,890
Amounts due to non-VIE subsidiaries of the Company	3,845,718	1,404,647
Right of use liabilities	29,739
Provision for taxation	1,972,025	1,874,529
Total current liabilities	6,838,990	3,590,583
Right of use liabilities – non-current portion	9,913
Total Liabilities	6,848,903	3,590,583
Net revenues	225,749	11,159	$ 2,744,277
Net (loss) income	(2,830,799)	(922,923)	1,767,306
Net cash (used in) provided by operating activities	(94,732)	(56,317)	2,278,534
Net cash provided by (used in) investing activities	663,140	71,399	(4,610,931)
Net cash provided by financing activities	$ 251,951	$ 310,577	$ 96,137